Note 5 - Accounting Policies and New Standards Adopted (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of standards and interpretations that are issued, but not yet effective [text block]
	Original IAS 18	Carrying amount New IFRS 15
Current assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$17,101	$34,162

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of financial position [text block]
	As at Dec. 31, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Current assets
Customer acquisition costs	$69,012	$30,996	$38,016
Non-current financial assets
Customer acquisition costs	$44,212	$18,128	$26,084

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of comprehensive income (loss) [text block]
	For the three	Balances	Effect of	For the nine	Balances	Effect of
	months ended	without	change	months ended	without	change
	Dec. 31, 2018	adoption	higher	Dec. 31, 2018	adoption	higher
	(reported)	of IFRS 15	(lower)	(reported)	of IFRS 15	(lower)
Sales	$966,653	$966,653	$-	$2,799,953	$2,799,953	$-
Cost of sales	778,140	778,140	-	2,284,569	2,284,569	-
Gross margin	188,513	188,513	-	515,384	515,384	-
Expenses
Administrative	56,031	56,031	-	170,221	170,221	-
Selling and marketing	57,255	64,769	(7,514)	164,547	191,436	(26,889)
Other operating expenses	30,120	30,120	-	89,771	89,771	-
	143,406	150,920	(7,514)	424,539	451,428	(26,889)
Operating profit before the following	45,107	37,593	7,514	90,845	63,956	26,889
Finance costs	(22,762)	(22,762)	-	(59,225)	(59,225)	-
Change in fair value of derivative instruments and other	(1,515)	(1,515)	-	(62,003)	(62,003)	-
Change in fair value of Filter Group contingent consideration	(5,462)	(5,462)	-	(5,462)	(5,462)	-
Other income	2,569	2,569	-	5,282	5,282	-
Profit (loss) before income taxes	17,937	10,423	7,514	(30,563)	(57,452)	26,889
Provision for (recovery of) income taxes	(9,088)	(9,088)	-	5,285	5,285	-
Profit (loss) for the period	$27,025	$19,511	$7,514	$(35,848)	$(62,737)	$26,889
Attributable to:
Shareholders of Just Energy	$27,059	$19,545	$7,514	$(35,703)	$(62,592)	$26,889
Non-controlling interest	(34)	(34)	-	(145)	(145)	-
Profit (loss) for the period	$27,025	$19,511	$7,514	$(35,848)	$(62,737)	$26,889
Profit (loss) per share available to shareholders
Basic	$0.17	$0.12	$0.05	$(0.28)	$(0.46)	$0.18
Diluted	$0.16	$0.12	$0.04	$(0.28)	$(0.46)	$0.18

Disclosure of transaction price allocated to remaining performance obligations [text block]
	January 1, 2019 to March 31, 2019	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat- bill contracts	$8,698	$34,205	$25,780	$15,259	$13,996	$97,938

Disclosure of financial assets to which overlay approach is applied [text block]
	Impairment allowance under IAS 39 as at March 31, 2018	Remeasurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenues	$-	$12,399	$12,399